Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2013
Prospectus Date	rr_ProspectusDate	Sep. 11, 2013
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio | TDAM 1- to 5-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFPX
TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio | TDAM 5- to 10-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFSX